BASIS OF ACCOUNTING AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - Plan Name [Domain] - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost included in operating expenses		$ 5,789,996	$ 735,667
Share based compensation, number of options issued during period	3,780,543
Share based compensation, number of options exercised during period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 9 months 4 days	6 years 8 months 1 day	8 years 29 days
Share based compensation, number of stock options outstanding	3,807,543	4,317,543	3,057,542	2,268,927
Aggregate unrecognized compensation cost of unvested options	$ 500,007
Share based compensation, number of stock options granted during period	600,000	1,300,000	1,000,000
Share based compensation, number of stock options expired during period		40,000	211,385
Amortization period for intellectual property	20 years
Amortization expenses	$ 1,020	$ 1,020
Future amortization expenses	$ 1,020
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.74	$ 8.51	$ 1.22
Stock Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for grants of options	900,000
Share based compensation, number of options issued during period	37,000
Share based compensation, number of options exercised during period	800
Stand-Alone Grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, number of options issued during period	3,807,943
Share based compensation, number of options exercised during period	400
Operating Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost included in operating expenses	$ 7,215,831	$ 7,228,008
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potentially dilutive securities	3,807,543	4,317,543
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years
Share based compensation, number of stock options granted during period	600,000
Share based compensation, number of stock options expired during period	1,110,000
Stock Option | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.22
Stock Option | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.00